CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 3,404	$ 5,110
Short-term bank deposits	26,747	44,373
Prepaid expenses	488	307
Other receivables	1,339	586
Total current assets	31,978	50,376
NON-CURRENT ASSETS
Long-term prepaid expenses	56	61
Long-term investment		1,000
Property and equipment, net	2,227	2,505
Intangible assets, net	21,972	7,023
Total non-current assets	24,255	10,589
Total assets	56,233	60,965
CURRENT LIABILITIES
Current maturities of long-term loans	895	93
Accounts payable and accruals:
Trade	4,493	5,516
Other	1,363	1,113
Total current liabilities	6,751	6,722
NON-CURRENT LIABILITIES
Long-term loans, net of current maturities	7,838	157
Warrants	323	1,205
Total non-current liabilities	8,161	1,362
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	14,912	8,084
EQUITY
Ordinary shares	3,110	2,836
Share premium	250,192	240,682
Capital reserve	11,955	10,337
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(222,520)	(199,558)
Total equity	41,321	52,881
Total liabilities and equity	$ 56,233	$ 60,965